Supplementary Financial Statement Information - Property, Plant and Equipment (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 5,871.9	$ 5,943.9		$ 5,884.4
Less accumulated depreciation	(3,991.8)	(3,931.6)		(4,040.0)
Property, plant and equipment, net	1,880.1	2,012.3		1,844.4
Capitalized interest on capital projects	2.7	2.5	6.7
Asset retirement obligations	5.6	5.4
Land, land improvements and leaseholds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	249.5	239.8
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	403.7	428.3
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	5,178.0	5,224.4
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 40.7	$ 51.4